UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

                             AMIDEX(TM) Funds, Inc.
                             ----------------------
               (Exact name of registrant as specified in charter)

               2621 Van Buren Avenue          Norristown, PA 19403
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Matrix Capital Group, Inc.
                  630 Fitzwatertown Road Building A, 2nd Floor
                           Willow Grove, PA 19090-1904
                           ---------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  610.666.8426

Date of fiscal year end: 05/31/08

Date of reporting period: 08/31/07

Item 1. Schedule of Investments.

The Corporation's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMIDEX(TM) Funds, Inc.
AMIDEX35(TM)  ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares         Value
                                                      ----------    -----------
ISRAEL - 51.78%

COMMON STOCK - 51.78%

Banking & Insurance - 17.33%
Bank Hapoalim BM                                         187,228    $   880,817
Bank Leumi Le-Israel BM                                  173,116        667,494
Clal Insurance Enterprise Holdings Ltd.                    8,756        205,114
Israel Discount Bank Ltd. *                              147,810        299,297
Harel Insurance Investments & Finances Ltd.                3,000        152,412
Migdal Insurance & Financial Holdings Ltd.               178,216        271,406
Mizrahi Tefahot Bank Ltd.                                 38,915        267,348
                                                                    -----------
                                                                      2,743,888
                                                                    -----------

Chemicals - 11.06%
Israel Chemicals Ltd.                                    166,335      1,297,216
Makhteshim-Agan Industries Ltd. *                         59,487        454,407
                                                                    -----------
                                                                      1,751,623
                                                                    -----------

Diversified Holdings - 15.12%
Africa Israel Investments Ltd.                             6,851        581,480
Clal Industries and Investments                           13,851         75,340
Discount Investment Corp.                                  7,860        226,630
Gazit Globe Ltd.                                          15,000        168,126
IDB Development Corp. Ltd.                                 8,629        308,859
IDB Holding Corp. Ltd.                                     6,490        209,319
Israel Corp. Ltd.                                          1,188        823,940
                                                                    -----------
                                                                      2,393,694
                                                                    -----------

Food - 2.22%
Osem Investment Ltd.                                      19,084        186,457
Strauss Group Ltd.                                        14,000        164,828
                                                                    -----------
                                                                        351,285
                                                                    -----------

Oil Companies - 2.19%
Delek Group Ltd.                                           1,564        347,792
                                                                    -----------

Telecommunications - 3.86%
Bezeq Israeli Telecommunication Corp. Ltd.               387,390        611,095
                                                                    -----------

     TOTAL COMMON STOCK (Cost $4,774,824)                             8,199,377
                                                                    -----------

     TOTAL ISRAEL (Cost $4,774,824)                                   8,199,377
                                                                    -----------

AMIDEX(TM) Funds, Inc.
AMIDEX35(TM)  ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares         Value
                                                      ----------    -----------
UNITED STATES  - 47.93%

COMMON STOCK - 38.49%

Computer Hardware/Software - 6.86%
Check Point Software Technologies Ltd. *                  31,695    $   743,565
Electronics for Imaging, Inc. *                            8,428        219,802
Verint Systems, Inc. *                                     5,000        123,250
                                                                    -----------
                                                                      1,086,617
                                                                    -----------

Defense Equipment - 1.19%
Elbit Systems Ltd.                                         4,198        188,574
                                                                    -----------

Electronics - 0.74%
Orbotech Ltd. *                                            5,382        116,520
                                                                    -----------

Medical Products - 1.10%
Given Imaging Ltd. *                                       4,010        105,583
Syneron Medical Ltd. *                                     3,000         67,860
                                                                    -----------
                                                                        173,443
                                                                    -----------

Pharmaceuticals - 12.68%
Taro Pharmaceutical Industries Ltd. *                      5,040         38,052
Teva Pharmaceutical Industries Ltd. - ADR                 45,816      1,970,088
                                                                    -----------
                                                                      2,008,140
                                                                    -----------

Semiconductors - 1.10%
DSP Group, Inc. *                                          4,705         82,008
Zoran Corp. *                                              5,300         91,531
                                                                    -----------
                                                                        173,539
                                                                    -----------

Telecommunications - 14.55%
Alvarion Ltd. *                                            7,000         82,390
Amdocs Ltd. *                                             28,803      1,016,746
Comverse Technology, Inc. *                               25,377        425,065
ECI Telecom Ltd. *                                        16,000        149,600
Nice Systems Ltd. - ADR *                                  3,000        106,140
Partner Communications Co. Ltd. - ADR                     33,100        524,304
                                                                    -----------
                                                                      2,304,245
                                                                    -----------

AMIDEX(TM) Funds, Inc.
AMIDEX35(TM) ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares         Value
                                                      ----------    -----------
UNITED STATES  - 47.93% (continued)

Utilities - 0.27%
Ormat Technologies, Inc.                                   1,000    $    43,050
                                                                    -----------


     TOTAL COMMON STOCK (Cost $7,640,979)                             6,094,128
                                                                    -----------

SHORT-TERM INVESTMENTS - 9.44%
Fidelity Institutional Money Market
  Fund, 5.25% ** (Cost $1,494,407)                     1,494,407      1,494,407
                                                                    -----------

     TOTAL UNITED STATES (Cost $9,135,386)                            7,588,535
                                                                    -----------


TOTAL INVESTMENTS (Cost $13,910,210) - 99.71%                       $15,787,912
OTHER ASSETS IN EXCESS OF LIABILITIES,
  NET - 0.29%                                                            45,686
                                                                    -----------
NET ASSETS - 100%                                                   $15,833,598
                                                                    ===========

*     Non-income producing security.

** Rate shown represents the rate at August 31, 2007, is subject to change and resets daily.

ADR   American Depository Receipt

The Amidex35(TM) Israel Mutual Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis are determined only at the end of each fiscal year. As of May 31, 2007, the Fund's most recent fiscal year end, the cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes                                $14,817,842
Unrealized Appreciation / (Depreciation):
     Gross Appreciation                                               6,414,871
     Gross Depreciation                                              (4,396,152)
                                                                    -----------
Net Unrealized Appreciation                                         $ 2,018,719
                                                                    ===========

AMIDEX(TM) Funds, Inc.
AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                           Shares       Value
                                                          --------    ---------

COMMON STOCK - 98.18%

Biotechnology - 35.57%
Amgen, Inc. *                                                  325     $ 16,286
Biogen Idec, Inc. *                                            775       49,460
Celgene Corp. *                                              1,000       64,210
Enzon Pharmaceuticals, Inc. *                                  100          811
Genentech, Inc. *                                            1,100       82,291
Genzyme Corp. *                                                546       34,076
Human Genome Sciences, Inc. *                                  600        5,526
Immunomedics, Inc. *                                           100          209
Millennium Pharmaceuticals, Inc. *                             900        9,135
Myriad Genetics, Inc. *                                        100        4,396
PDL BioPharma, Inc. *                                          500        9,755
Vertex Pharmaceuticals, Inc. *                                 200        7,792
                                                                      ---------
                                                                        283,947
                                                                      ---------

Healthcare Products - 12.66%
Beckman Coulter, Inc.                                          200       14,390
Cytyc Corp. *                                                  400       17,096
Johnson & Johnson                                              800       49,432
Varian Medical Systems, Inc. *                                 500       20,195
                                                                      ---------
                                                                        101,113
                                                                      ---------

Pharmaceuticals - 49.95%
Abbott Laboratories                                            600       31,146
AstraZeneca Plc. - ADR                                         700       34,440
Bristol-Myers Squibb Co.                                       800       23,320
Cell Therapeutics, Inc. *                                       25           96
Elan Corp. Plc. - ADR *                                        100        1,938
Eli Lilly & Co.                                                400       22,940
Gilead Sciences, Inc. *                                      1,800       65,466
GlaxoSmithKline Plc. - ADR                                     700       36,554
ImClone Systems, Inc. *                                        300       10,218
Medarex, Inc. *                                                200        3,430
Merck & Co., Inc.                                              900       45,153
Novartis AG - ADR                                              750       39,487
Pfizer, Inc.                                                 1,550       38,502
QLT, Inc. *                                                    300        1,761
Schering-Plough Corp.                                          600       18,012
Valeant Pharmaceuticals International                          200        3,154
Wyeth                                                          500       23,150
                                                                      ---------
                                                                        398,767
                                                                      ---------

     TOTAL COMMON STOCK (Cost $676,372)                                 783,827
                                                                      ---------

SHORT-TERM INVESTMENTS - 0.14%
Fidelity Institutional Money Market
  Fund, 5.25% ** (Cost $1,100)                               1,100    $   1,100
                                                                      ---------

TOTAL INVESTMENTS (Cost $677,472) - 98.32%                            $ 784,927
OTHER ASSETS IN EXCESS OF LIABILITIES,
  NET - 1.68%                                                            13,419
                                                                      ---------
NET ASSETS - 100%                                                     $ 798,346
                                                                      =========

*     Non-income producing security.

** Rate shown represents the rate at August 31, 2007, is subject to change and resets daily.

ADR - American Depository Receipt

The Amidex Cancer Innovations & Healthcare Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis are determined only at the end of each fiscal year. As of May 31, 2007, the Fund's most recent fiscal year end, the cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes                                  $ 720,725
Unrealized Appreciation / (Depreciation):
     Gross Appreciation                                                 230,764
     Gross Depreciation                                                 (75,324)
                                                                      ---------
Net Unrealized Appreciation                                           $ 155,440
                                                                      =========

Item 2. Controls and Procedures.

(a) The Corporation's principal executive officer and principal financial officer have concluded that the Corporation's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Corporation in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Corporation's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Corporation's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX(TM) Funds, Inc.


By:  /s/ Cliff Goldstein
   ---------------------------------------------
Name:  Clifford A. Goldstein
Title: President
Date:  October 18, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Cliff Goldstein
    ---------------------------------------------
Name:  Clifford A. Goldstein
Title: President
Date:  October 18, 2007


By:  /s/ Larry Beaver
   ---------------------------------------------
Name:   Larry E. Beaver, Jr.
Title:  Chief Accounting Officer
Date:   October 18, 2007